Intangible Assets and Non-financial Assets Impairment - Summary of Development Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 297,492	₩ 279,423
Development in process	343,969	285,796
Development costs	641,461	565,219
Televisions [member]
Disclosure of development costs of intangible assets [line items]
Development completed	43,956	55,187
Development in process	46,368	60,376
I T [Member]
Disclosure of development costs of intangible assets [line items]
Development completed	63,049	24,684
Development in process	175,023	100,380
Mobile and Others [member]
Disclosure of development costs of intangible assets [line items]
Development completed	190,487	199,552
Development in process	₩ 122,578	₩ 125,040